Putnam Investments
One Post Office Square
Boston, MA 02109
November 27, 2013

BY EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
ATTN: Houghton Hallock, Esq.

RE:	Preliminary Proxy Statement on Schedule 14A for (i) All 110 Putnam Open-End Funds
and (ii) Five Putnam Closed-End Funds—(a) Putnam High Income Securities Fund,
(b) Putnam Managed Municipal Income Trust, (c) Putnam Master Intermediate Income
Trust, (d) Putnam Municipal Opportunities Trust, and (e) Putnam Premier Income Trust

Dear Mr. Hallock:

On behalf of each open-end and closed-end registered investment company within the Putnam funds family of funds (each, a “Fund,” which may be organized as a series of a trust or as a stand-alone trust, each a “Trust”), we are filing, pursuant to Section 14(a) of the Securities Exchange Act of 1934, as amended, a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”) and related forms of proxy. As described further in the Proxy Statement, the Proxy Statement is being filed in connection with the solicitation of shareholder proxies with respect to several proposals, including (i) the approval of a proposed new management contract for each Fund; (ii) the election of Trustees for each open-end Trust; (iii) the approval of an Amended and Restated Declaration of Trust for each open-end Trust; (iv) the approval of an amendment to a fundamental investment restriction for one Fund; and (v) the approval of a change in fundamental investment policy for two Funds.

As discussed in the Proxy Statement, shareholders of each Fund are being asked to approve proposed new management contracts to address the possibility that the transfer of voting control of the ultimate parent company of Putnam Investment Management, LLC (“Putnam Management”), the Funds’ investment adviser, to a family trust upon the death of the parent’s controlling shareholder may have constituted an “assignment” of the management contract between Putnam Management and each Fund, resulting in its automatic termination. The proposed new management contract for each Fund is identical to each Fund’s current interim and previous management contracts, except for its effective date and initial term and other non-substantive changes.

The meeting at which shareholders of the Funds and Trusts will be asked to vote on these proposals is currently expected to be held on February 27, 2014. Copies of the proxy statement are expected to be mailed to each Fund’s shareholders beginning on or about December 23, 2013.

Please direct any questions concerning this filing to the undersigned at 617-760-8939 or Carlo N. Forcione at 617-760-1224.

Very truly yours,

/s/ James F. Clark

James F. Clark
Associate General Counsel

cc:	Carlo N. Forcione, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP